JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 1.6%
Howmet Aerospace, Inc.	27	3,553
Automobiles — 1.0%
Tesla, Inc. *	8	2,179
Banks — 4.2%
Bank of America Corp.	75	3,125
Fifth Third Bancorp	39	1,529
Truist Financial Corp.	43	1,783
Wells Fargo & Co.	42	2,979
		9,416
Biotechnology — 4.9%
AbbVie, Inc.	28	5,887
Regeneron Pharmaceuticals, Inc.	3	1,877
Sarepta Therapeutics, Inc. *	8	500
Vertex Pharmaceuticals, Inc. *	5	2,591
		10,855
Broadline Retail — 4.6%
Amazon.com, Inc. *	54	10,207
Building Products — 1.8%
Trane Technologies plc	12	3,949
Capital Markets — 2.1%
Charles Schwab Corp. (The)	34	2,658
Morgan Stanley	17	2,009
		4,667
Chemicals — 1.6%
Linde plc	8	3,597
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	117	3,321
Electric Utilities — 1.8%
NextEra Energy, Inc.	38	2,696
PG&E Corp.	82	1,401
		4,097
Electrical Equipment — 0.8%
Eaton Corp. plc	7	1,867
Entertainment — 1.8%
Walt Disney Co. (The)	30	2,921
Warner Music Group Corp., Class A	35	1,109
		4,030
Financial Services — 7.3%
Corpay, Inc. *	7	2,530
Fidelity National Information Services, Inc.	37	2,795

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	19	10,224
Toast, Inc., Class A *	22	723
		16,272
Ground Transportation — 1.2%
CSX Corp.	92	2,703
Health Care Equipment & Supplies — 3.8%
Boston Scientific Corp. *	19	1,953
Edwards Lifesciences Corp. *	24	1,761
Medtronic plc	19	1,685
Stryker Corp.	8	2,989
		8,388
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	11	5,664
Health Care REITs — 1.4%
Alexandria Real Estate Equities, Inc.	13	1,184
Ventas, Inc.	27	1,856
		3,040
Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc. *	61	3,069
Hilton Worldwide Holdings, Inc.	9	1,974
		5,043
Household Products — 2.0%
Procter & Gamble Co. (The)	26	4,419
Insurance — 3.5%
Aon plc, Class A	9	3,788
Arthur J Gallagher & Co.	12	4,049
		7,837
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A	49	7,635
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	24	1,818
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	8	3,809
Machinery — 2.5%
Ingersoll Rand, Inc.	34	2,691
Otis Worldwide Corp.	28	2,910
		5,601
Media — 0.8%
Charter Communications, Inc., Class A *	5	1,831
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	48	2,917

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	13	2,641
ASML Holding NV (Registered), NYRS (Netherlands)	2	1,427
Broadcom, Inc.	14	2,430
Microchip Technology, Inc.	22	1,045
Micron Technology, Inc.	21	1,814
NVIDIA Corp.	133	14,437
NXP Semiconductors NV (China)	12	2,257
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	13	2,119
		28,170
Software — 10.6%
Microsoft Corp.	50	18,766
Oracle Corp.	17	2,458
Salesforce, Inc.	9	2,410
		23,634
Specialized REITs — 1.4%
American Tower Corp.	7	1,520
Equinix, Inc.	2	1,632
		3,152
Specialty Retail — 3.4%
Burlington Stores, Inc. *	10	2,371
Lowe's Cos., Inc.	16	3,658
Ross Stores, Inc.	12	1,568
		7,597
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	65	14,370
Western Digital Corp. *	23	956
		15,326
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	3	1,651
Total Common Stocks (Cost $175,977)		218,245
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $4,336)	4,335	4,337
Total Investments — 99.9% (Cost $180,313)		222,582
Other Assets in Excess of Liabilities — 0.1%		198
NET ASSETS — 100.0%		222,780

Percentages indicated are based on net assets.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	9	06/20/2025	USD	2,546	(32)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$222,582	$—	$—	$222,582
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(32)	$—	$—	$(32)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$4,615	$33,168	$33,446	$— (c)	$— (c)	$4,337	4,335	$149	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.